Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2012
Management Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Information Concerning All Remuneration From the Company For Services in All Capacities
The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses	Pensions	Share based payment expenses 2)	Other	Total
Management Board:
C.D. del Prado
2012 3)	510	177	76	398	59	1,220
2011	500	339	69	182	56	1,146
2010	500	559	84	365	41	1,549

P.A.M. van Bommel 1)
2012 3)	367	144	88	325	59	983
2011	360	233	54	141	46	834
2010	140	150	26	71	4	391

1.	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.

2.	These amounts represent the vesting expenses related to the financial year.

3.
A one-time crisis levy of 16% as imposed by the Dutch government amounts to EUR 175 in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a EUR 150 threshold in 2012. These expenses do not form part of the remuneration costs mentioned.

Schedule of Outstanding Options To Purchase ASM International N.V. Common Shares

	Year of grant	Outstanding January 1, 2012	Granted in 2012	Exercised in 2012	Outstanding December 31, 2012	Exercise price		End date
Current members:
C.D. del Prado [1,5]	2003	20,000	—	—	20,000	US$	11.35	Feb 1, 2013
C.D. del Prado [2]	2007	19,645	—	—	19,645		€19.47	May 23, 2015
C.D. del Prado [2]	2008	125,000	—	—	125,000		€12.71	Mar 31, 2016
C.D. del Prado [3]	2009	50,000	—	—	50,000		€15.09	Dec 31, 2017
C.D. del Prado [4]	2011	75,000	—	—	75,000		€22.33	Dec 31, 2018
C.D. del Prado [4]	2012	—	60,000	—	60,000		€27.04	Dec 31, 2019
P.A.M. van Bommel [3]	2010	25,000	—	—	25,000		€16.27	Aug 7, 2018
P.A.M. van Bommel [4]	2011	53,000	—	—	53,000		€22.33	Dec 31, 2018
P.A.M. van Bommel [4]	2012	—	40,000	—	40,000		€27.04	Dec 31, 2019
Former members:
A.H. del Prado [2]	2007	52,886	—	—	52,886		€19.47	May 23, 2015
J.F.M. Westendorp [2]	2007	22,452	—	—	22,452		€19.47	May 23, 2015
J.F.M. Westendorp [3]	2009	40,000	—	—	40,000		€15.09	Dec 31, 2017
		482,983	100,000	—	582,983

1.	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.

2.
These options are conditional. A percentage-not exceeding 150%-of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

3.	These options are granted for a term of eight years, and become exercisable after a 3 year vesting period.

4.	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.

5.	These options have been exercised on January 25, 2013 at a share price of €29.04.

Supervisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Company Information Concerning All Remuneration Excluding Bonuses or Pensions Paid From the Company
The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2012
	Total	Total
Supervisory Board:
G.J. Kramer	68	68
J.M.R. Danneels	50	50
H.W. Kreutzer	50	50
J.C. Lobbezoo	53	53
M.C.J. van Pernis	50	50
U.H.R. Schumacher	50	50
	321	321